OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 5:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2010	2011

Short-term deposit (1)	$-	$1,065
Deferred tax asset	145	-
Prepaid expenses	96	147
Income receivable	20	20
Others	73	28

	$334	$1,260

(1)	OPCTN S.A. paid CHF 1,000 into an escrow account as part of a net assets adjustment mechanism agreed by the parties in connection with CTN transaction (see details in Note 1b (3)).